Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 09, 2018
Registrant Name	Horizons ETF Trust I
Central Index Key	0001551030
Amendment Flag	false
Document Creation Date	Feb. 09, 2018
Document Effective Date	Feb. 12, 2018
Prospectus Date	Feb. 12, 2018
Horizons Cadence Hedged US Dividend Yield ETF | Horizons Cadence Hedged US Dividend Yield ETF
Risk/Return:
Trading Symbol	USDY